Revenue - Schedule of deferred revenue (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Addition of deferred revenue under the Menarini License	€ 21,500
Revenue recognized under the Menarini License during the period	(4,000)
Ending balance on December 31	€ 17,500